========================
                                                   OMB APPROVAL
                                                   ========================
                                                   OMB Number: 3235-0570

                                                   Expires: Nov. 30, 2005

                                                   Estimated average burden
                                                   hours per response: 5.0
                                                   ========================

                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANIES

                 Investment Company Act file number 811-2213

                        Castle Convertible Fund, Inc.
             (Exact name of registrant as specified in charter)

                  111 Fifth Avenue New York, New York 10003
             (Address of principal executive offices) (Zip code)

                            Mr. Frederick A. Blum

                         Fred Alger Management, Inc.

                              111 Fifth Avenue

                          New York, New York 10003
                   (Name and address of agent for service)

Registrant's telephone number, including area code:212-806-8800

Date of fiscal year end: October 31

Date of reporting period: April 30, 2004

ITEM 1. REPORT(S) TO STOCKHOLDERS.

Dear Shareholder:

Early in 2004, the economy shifted into high gear. In addition to some of the strongest economic data in four years, corporate earnings consistently beat Wall Street's expectations. Consumer spending continued to fuel various aspects of the economy; industrial production soared; and after a multi-year drought, companies began to ramp up their spending.

The housing market also remained strong, as people took advantage of low interest rates. Even the employment situation improved, although job growth lagged the economic recovery and did not begin to show signs of real strength until March.

The equity markets, however, had an ambivalent reaction to the positive economic data. Initially, there was some exuberance, and the markets rose steadily through February. Then, the difficult situation in Iraq, oil price increases, and a fear of rising interest rates led to a cooling of investor sentiment. Even with the pullback in early spring, for the six months ended April 30, 2004, the Dow rose 5.43%, the S&P 500 was up 6.27%, and the NASDAQ was down .42%.

For the quarter ended April 30, 2004, the Castle Convertible Fund returned ..55%, outperforming the -1.27% return for the convertible market (defined as the Merrill Lynch Index for all convertibles, all qualities) and the - 1.71% return for the S&P 500 during the same period. The Fund benefited from the high current yield of its investments. As the economy gathered steam and companies began to hire more aggressively, the bond markets began to anticipate Federal Reserve rate hikes, and the result was that the yield on the 10-year note reached 4.50% after dipping as low as 3.68% in late March.

Looking ahead, as we enter the heart of the 2004 presidential election, politics and international security will dominate the headlines, along with high-profile events such as the Democratic and Republican Party conventions, the 2004 Olympic Games in Athens, and the transition of power in Iraq. It is likely that these events will continue to distract investors.

Nevertheless, we believe that the economy and the markets remain strong. Rising interest rates may have a short-term dampening effect, but we expect growth over the next six months to be very robust. In fact, we believe that many of the growth companies we follow will experience as much as 15% to 25% annual earnings growth between 2004 and 2006. Over time, shareholders of those companies should reap the benefits of that growth.

Finally, we want to thank you for the confidence you have placed in Alger Management. It is our goal not only to find the best investments for you, but also to continue to earn your trust in every aspect of our business.

                                       Respectfully submitted,

                                       /s/ Daniel C. Chung

                                       Dan C. Chung
                                       Chief Investment Officer

June 10, 2004

CASTLE CONVERTIBLE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2004

 Principal   Corporate Convertible
  Amount      Bonds-58.3%                                          Value
---------------------------------------------------------------------------

             AEROSPACE & DEFENSE-2.0%
$  500,000   EDO Corporation, Cv. Sub.
              Notes, 5.25%, 4/15/07                             $   535,000
   500,000   L-3 Communications Holdings,
              Inc., Senior Sub. Cv. Contingent
              Debt Securities, 4.00%, 9/15/11                       598,750
                                                                -----------
                                                                  1,133,750
                                                                -----------

             BIOTECHNOLOGY-1.1%
   500,000   Charles River Laboratories
              International, Inc., Senior Cv.
              Deb., 3.50%, 2/1/22                                   629,375
                                                                -----------

             CAPITAL MARKETS-1.4%
   800,000   E*TRADE Group, Inc., Cv. Sub.
              Notes, 6.00%, 2/1/07                                  825,000
                                                                -----------

             COMMERCIAL SERVICES
              & SUPPLIES-.9%
   500,000   Allied Waste Industries, Cv.
              Senior Sub. Notes, 4.25%,
              4/15/34                                               509,375
                                                                -----------

             COMMUNICATION SERVICES
              & SUPPLIES-1.0%
   600,000   SCI Systems, Inc., Cv. Sub.
              Notes, 3.00%, 3/15/07                                 579,750
                                                                -----------

             COMMUNICATIONS EQUIPMENT-6.8%
   850,000   Adaptec, Inc., Cv. Sub. Notes,
              3.00%, 3/5/07                                         854,250
 1,000,000   Brocade Communications
              Systems, Inc., Cv. Sub. Notes,
              2.00%, 1/1/07                                         931,250
 1,000,000   CIENA Corporation, Cv. Notes,
              3.75%, 2/1/08                                         928,750
 1,250,000   Nortel Networks Corporation,
              Cv. Senior Notes, 4.25%,
              9/1/08                                              1,178,125
                                                                -----------
                                                                  3,892,375
                                                                -----------

             COMPUTER SOFTWARE-3.7%
   550,000   BEA Systems, Inc., Cv. Sub.
              Notes, 4.00%, 12/15/06                                554,812
   999,000   Juniper Networks, Inc., Cv. Sub.
              Notes, 4.75%, 3/15/07                               1,023,975
   500,000   Mercury Interactive Corporation,
              Cv. Sub. Notes, 4.75%, 7/1/07                         508,125
                                                                -----------
                                                                  2,086,912
                                                                -----------

             CONSUMER FINANCE-1.5%
   850,000   Providian Financial Corp., Cv.
              Senior Notes, 3.25%, 8/15/05                          838,312
                                                                -----------

             ELECTRONIC EQUIPMENT &
              INSTRUMENTS-1.5%
   850,000   Tech Data Corporation, Cv. Sub.
              Deb., 2.00%, 12/15/21                                 841,500
                                                                -----------

 Principal   Corporate Convertible
  Amount      Bonds-(Continued)                                    Value
---------------------------------------------------------------------------

             ENERGY EQUIPMENT & SERVICES-2.6%
$  650,000   Kerr-McGee Corporation, Cv.
              Sub. Deb., 5.25%, 2/15/10                         $   686,563
   250,000   PPL Corporation, Senior Cv.
              Notes, 2.625%, 5/15/23         254,687
   550,000   Pride International Inc., Cv.
              Senior Notes, 3.25%, 5/1/33(a)                        570,625
                                                                -----------
                                                                  1,511,875
                                                                -----------

             FOOD & DRUG RETAILING-1.3%
   700,000   Rite Aid Corporation, Cv. Notes,
              4.75%, 12/1/06                                        760,375
                                                                -----------

             HEALTH CARE-4.0%
   500,000   Apria Healthcare Group Inc.,
              Cv. Senior Notes, 3.375%,
              5/15/33(a)                                            571,875
   800,000   Edwards Lifesciences
              Corporation, CV. Senior Deb.,
              3.875%, 5/15/33(a)                                    825,000
   450,000   LifePoint Hospitals, Inc., Cv.
              Sub. Notes, 4.50%, 6/1/09                             484,313
   375,000   Province Healthcare Company,
              Cv. Sub. Notes, 4.50%,
              11/20/05                                              379,687
                                                                -----------
                                                                  2,260,875
                                                                -----------

             HOTELS, RESTAURANTS &
              LEISURE-1.9%
   250,000   Fairmont Hotels & Resorts Inc.,
              Cv. Senior Notes, 3.75%,
              2/1/23(a)                                             254,375
   750,000   Hilton Hotels Corp., Cv. Sub.
              Notes, 3.375%, 4/15/23                                810,938
                                                                -----------
                                                                  1,065,313
                                                                -----------

             INDUSTRIAL CONGLOMERATES-2.3%
 1,000,000   TYCO International Group, Cv.
              Senior Deb., 2.75%, 1/15/18                         1,313,750
                                                                -----------

             MEDIA-6.4%
 1,350,000   Liberty Media Corporation,
              Senior Exchangeable Deb.,
              3.50%, 1/15/31                                      1,238,625
   800,000   Liberty Media Corporation, Senior
              Exchangeable Deb., 3.25%,
              3/15/31                                               753,000
   725,000   Regal Entertainment Group,
              Cv. Senior Notes, 3.75%,
              5/15/08                                               845,531
   825,000   Sinclair Broadcast Group, Inc.,
              Cv. Senior Sub. Notes, 4.875%,
              7/15/18                                               832,219
                                                                -----------
                                                                  3,669,375
                                                                -----------

 Principal   Corporate Convertible
  Amount      Bonds-(Continued)                                    Value
---------------------------------------------------------------------------

             PHARMACEUTICALS-5.0%
$1,200,000   IVAX Corporation, Cv. Senior
              Sub. Notes, 4.50%, 5/15/08                        $ 1,218,000
   500,000   Pharmaceutical Resources, Inc.,
              Cv. Senior Sub. Notes, 2.875%,
              9/30/10(a)                                            456,875
 1,150,000   Sepracor, Inc., Cv. Sub. Deb.,
              5.00%, 2/15/07                                      1,185,938
                                                                -----------
                                                                  2,860,813
                                                                -----------

             RETAIL-4.1%
   250,000   Gap, Inc. (The), Senior Cv.
              Notes, 5.75%, 3/15/09(a)                              361,562
   500,000   Gap, Inc. (The), Senior Cv.
              Notes, 5.75%, 3/15/09                                 723,125
 1,000,000   Penney (J.C.) Company, Inc.,
              Cv. Sub. Notes, 5.00%,
              10/15/08                                            1,243,750
                                                                -----------
                                                                  2,328,437
                                                                -----------

             ROAD & RAIL-1.9%
   850,000   Yellow Corporation, Contingent
              Senior Cv. Notes, 5.00%,
              8/8/23(a)                                           1,096,500
                                                                -----------

             SEMICONDUCTOR EQUIPMENT
              & PRODUCTS-6.9%
 1,150,000   Fairchild Semiconductor
              Corporation, Senior Cv. Sub.
              Notes, 5.00%, 11/1/08                               1,185,938
 1,150,000   International Rectifier
              Corporation, Cv. Sub. Notes,
              4.25%, 7/15/07                                      1,160,062
   375,000   Lam Research Corporation, Cv.
              Sub. Notes, 4.00%, 6/1/06                             374,531
   725,000   LSI Logic Corporation, Cv. Sub.
              Notes, 4.00%, 11/1/06                                 719,563
   500,000   LSI Logic Corporation, Cv. Sub.
              Notes, 4.00%, 5/16/10                                 512,500
                                                                -----------
                                                                  3,952,594
                                                                -----------

             WIRELESS TELECOMMUNICATION
              SERVICES-2.0%
 1,100,000   Nextel Communications, Inc.,
              Cv. Senior Notes, 5.25%,
              1/15/10                                             1,113,750
                                                                -----------

             Total Corporate Convertible
              Bonds (Cost $30,661,425)                           33,270,006
                                                                -----------

  Shares     Preferred Stocks-2.0%
----------
             BANKS-1.0%
    25,000   ABN AMARO, Capital Funding
              Trust VII, 6.08%, Non Cumulative
              Guaranteed Trust Pfd. Securities,
              2/18/09                                               597,500
                                                                -----------

             MEDIA-1.0%
     7,000   Tribune Co., Exchangeable Sub.
              Deb., 2.00%, 5/15/29                                  570,500
                                                                -----------

             Total Preferred Stocks
              (Cost $1,176,600)                                   1,168,000
                                                                -----------

             Convertible Preferred
  Shares      Securities-(Continued)                               Value
---------------------------------------------------------------------------

             AUTOMOBILES-1.7%
    38,000   General Motors Corporation,
              4.50%, Cv. Senior Deb.,
              Class A, 3/6/32                                   $   988,000
                                                                -----------

             BANKS-1.1%
    11,700   Washington Mutual Capital
              Trust 2001, 5.375%, Cv. Pfd.
              Income Equity Redeemable
              Securities                                            647,689
                                                                -----------

             COMMUNICATIONS EQUIPMENT-1.3%
       650   Lucent Technology Inc., 7.75%,
              Cumulative Convertible Trust                          758,875
                                                                -----------

             DIVERSIFIED FINANCIALS-.8%
    10,550   Household International Inc.,
              8.875%, Adjustable Conversion
              Rate Equity Security Units                            427,275
                                                                -----------

             HOUSEHOLD DURABLES-.8%
    10,500   Newell Financial Trust I, 5.25%,
              Cv. Quarterly Income Pfd.                             477,750
                                                                -----------

             INSURANCE-3.0%
    21,000   Chubb Corporation (The), 7.00%,
              Equity Units                                          601,125
    44,000   Travelers Property Casualty
              Corp., 4.50%, Cv. Jr. Sub.
              Notes                                               1,110,560
                                                                -----------
                                                                  1,711,685
                                                                -----------

             MEDIA-1.8%
    25,000   Comcast Corporation, 2.00%,
              Exch. Sub. Deb., 10/15/29                             987,500
                                                                -----------

             PAPER PACKAGING & FOOD
              PRODUCTS-1.4%
    15,000   International Paper
              Capital Trust, 5.25%, Cv. Pfd                         763,125
                                                                -----------

             RETAIL-1.9%
    25,000   United Rental Trust I, 6.50%,
              Cv. Quarterly Income Pfd.,
              8/1/28                                              1,100,000
                                                                -----------

             Total Convertible Preferred
              Securities (Cost $6,697,716)                        7,861,899
                                                                -----------

             Mandatory Convertible
              Securities-10.6%

             DIVERSIFIED FINANCIALS-2.0%
    17,000   Prudential Financial, Inc.,
              6.75%, Equity Security Units,
              11/15/04(b)                                         1,149,625
                                                                -----------

             DIVERSIFIED TELECOMMUNICATION
              SERVICES-1.9%
    12,000   ALLTEL Corporation, 7.75%,
              Equity Units, 5/17/05(b)                              601,500
    20,000   CenturyTel, Inc., 6.875%,
              Corporate Units, 5/15/05(b)                           497,500
                                                                -----------
                                                                  1,099,000
                                                                -----------

             ELECTRIC UTILITES-1.4%
    14,000   FPL Group Inc., 8.50%,
              Equity Units, 2/16/05                                 784,000
                                                                -----------

             Mandatory Convertible
  Shares      Securities-(Continued)                               Value
---------------------------------------------------------------------------

             ENERGY-1.0%
    10,000   Dominion Resources Inc., 8.75%,
              Upper DECS Equity Income
              Securities, 5/15/06(b)                            $   556,500
                                                                -----------

             HEALTH CARE-2.2%
     6,375   Anthem, Inc., 6.00%, Equity
              Security Units, 11/15/04(b)                           661,406
    10,000   Omnicare Capital Trust I, 4.00%,
              Income Equity Redeemable
              Securities, 6/15/33(b)                                620,000
                                                                -----------
                                                                  1,281,406
                                                                -----------

             INSURANCE-.9%
     4,400   PartnerRe Ltd., 8.00%,
              Premium Equity Participating
              Security Units, 12/31/04(b)                           242,000
    10,000   XL Capital Ltd., 6.50%, Equity
              Security Units, 5/15/07(b)                            253,700
                                                                -----------
                                                                    495,700
                                                                -----------

             OIL & GAS-1.2%
    10,000   Amerada Hess Corp., 7.00%,
              (ACES), 12/1/06(b)                                    673,750
                                                                -----------

             Total Mandatory Convertible
              Securities (Cost $5,595,039)                        6,039,981
                                                                -----------

             Common Stocks-10.5%

             DIVERSIFIED FINANCIALS-4.6%
     7,500   Bank of America Corporation                            603,675
    17,500   Citigroup Inc.                                         841,575
    15,000   J.P. Morgan Chase & Co.                                564,000
       240   Piper Jaffray Companies, Inc.*                          11,621
    24,000   U.S. Bancorp                                           615,360
                                                                -----------
                                                                  2,636,231
                                                                -----------

             Common Stocks-
  Shares      (Continued)                                          Value
---------------------------------------------------------------------------

             ELECTRIC UTILITIES-2.2%
     7,500   FirstEnergy Corp.                                  $   293,250
    27,500   TXU Corp.                                              938,850
                                                                -----------
                                                                  1,232,100
                                                                -----------

             GAS COMPANIES-.3%
     4,000   KeySpan Corporation                                    144,600
                                                                -----------

             HEALTH CARE-.1%
       820   Medco Health Solutions, Inc.*                           29,028
                                                                -----------

             OIL & GAS-1.2%
    10,000   ConocoPhillips                                         713,000
                                                                -----------

             PHARMACEUTICALS-1.4%
    20,000   Bristol-Myers Squibb Company                           502,000
     6,800   Merck & Co., Inc.                                      319,600
                                                                -----------
                                                                    821,600
                                                                -----------

             WIRELESS TELECOMMUNICATION
              SERVICES-.7%
    11,000   Verizon Communications Inc.                            415,140
                                                                -----------

             Total Common Stocks
              (Cost $4,860,683)                                   5,991,699
                                                                -----------

 Principal   Short-Term
  Amount      Investments-4.1%
----------
$2,345,000   Student Loan Marketing
              Association, 0.76%, 5/3/04
              (Cost $2,344,901)                                   2,344,901
                                                                -----------

             Total Investments
              (Cost $51,336,364)(c)                   99.3%      56,676,486
             Other Assets in Excess of Liabilities      .7          376,644
                                                     ----------------------
             Net Assets                              100.0%     $57,053,130
                                                     ======================

___________________
*     Non-income producing security.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities are liquid and may be sold prior to their maturity only to qualified institutional buyers. These securities represent 7.3% of net assets of the Fund.
(b) These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.
(c) At April 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $51,039,126 amounted to $5,637,360 which consisted of aggregate gross unrealized appreciation of $5,987,937 and aggregate gross unrealized depreciation of $350,577.

                     See Notes to Financial Statements.

CASTLE CONVERTIBLE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004  (Unaudited)

ASSETS:
  Investments in securities, at value
   (cost $51,336,364), see accompanying
   schedule of investments                                      $56,676,486
  Cash                                                                8,887
  Dividends and interest receivable                                 437,089
  Prepaid expenses                                                   24,419
                                                                -----------
      Total Assets                                               57,146,881

LIABILITIES:
  Investment advisory fees payable                 $34,253
  Directors' fees payable                            4,877
  Accrued expenses                                  54,621
                                                   -------
      Total Liabilities                                              93,751
                                                                -----------

NET ASSETS applicable to 2,236,003
 outstanding shares of $0.01 par value
 (10,000,000 shares authorized)                                 $57,053,130
                                                                ===========

NET ASSET VALUE PER SHARE                                       $     25.52
                                                                ===========

                     See Notes to Financial Statements.

CASTLE CONVERTIBLE FUND, INC.
STATEMENT OF OPERATIONS
For the six months ended April 30, 2004 (Unaudited)

INVESTMENT INCOME:
  Income:
    Interest                                                     $  860,119
    Dividends                                                       433,994
                                                                 ----------
      Total Income                                                1,294,113
  Expenses:
    Investment advisory fees-Note 2(a)           $  211,176
    Directors' fees                                  21,041
    Shareholder reports                              25,530
    Custodian and transfer agent fees                 9,329
    Professional fees                                20,703
    Bookkeeping fees                                  9,000
    Miscellaneous                                    17,456
                                                 ----------

      Total Expenses                                                314,235
NET INVESTMENT INCOME                                               979,878
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain on investments                1,174,410
  Net change in unrealized appreciation
   (depreciation) on investments                  1,285,249
                                                 ----------
  Net realized and unrealized gain (loss)
   on investments                                                 2,459,659
                                                                 ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $3,439,537
                                                                 ==========

                     See Notes to Financial Statements.

CASTLE CONVERTIBLE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                              Six Months Ended
                                                               April 30, 2004        Year Ended
                                                                 (Unaudited)      October 31, 2003
                                                              ------------------------------------

FROM INVESTMENT ACTIVITIES:
  Net investment income                                          $   979,878         $ 1,817,619
  Net realized gain (loss) on investments                          1,174,410          (1,400,986)
  Net change in unrealized appreciation (depreciation)
   on investments                                                  1,285,249           6,128,333
                                                                 -------------------------------
      Net increase in net assets resulting from operations         3,439,537           6,544,966
                                                                 -------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                                           (1,431,042)         (1,945,322)
                                                                 -------------------------------
      Net increase in net assets                                   2,008,495           4,599,644
NET ASSETS:
  Beginning of period                                             55,044,635          50,444,991
                                                                 -------------------------------
  End of period (including undistributed net investment
   income of $520,091 and $971,255, respectively)                $57,053,130         $55,044,635
                                                                 ===============================

                     See Notes to Financial Statements.

CASTLE CONVERTIBLE FUND, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

                                                    Six
                                                   Months
                                                   Ended                   Year Ended October 31,
                                                 April 30,   --------------------------------------------------
                                                  2004(i)     2003       2002       2001       2000       1999
                                                 --------------------------------------------------------------

Net asset value, beginning of period              $24.62     $22.56     $25.77     $28.22     $26.20     $25.32
                                                 --------------------------------------------------------------
Net investment income                               0.44       0.81       1.09       1.34       1.40       1.32
Net realized and unrealized gain (loss) on
 investments                                        1.10       2.12      (3.17)     (1.80)      2.24       1.07
                                                 --------------------------------------------------------------

Total from investment operations                    1.54       2.93      (2.08)     (0.46)      3.64       2.39
                                                 --------------------------------------------------------------

Dividends from net investment income               (0.64)     (0.87)     (1.13)     (1.33)     (1.32)     (1.46)
Distributions from net realized gains                  -          -          -      (0.66)     (0.30)     (0.05)
                                                 --------------------------------------------------------------

      Total Distributions                          (0.64)     (0.87)     (1.13)     (1.99)     (1.62)     (1.51)
                                                 --------------------------------------------------------------

Net asset value, end of period                    $25.52     $24.62     $22.56     $25.77     $28.22     $26.20
                                                 ==============================================================

Market value, end of period                       $22.05     $21.75     $20.57     $24.25     $22.75     $21.00
                                                 ==============================================================

Total investment return based on market
 value per share                                    4.20%      9.98%    (11.05%)    15.83%     16.51%     (1.29%)
                                                 ==============================================================

Ratios and Supplemental Data:
  Net assets, end of period (000's omitted)      $57,053    $55,045    $50,445    $57,616    $63,107    $58,583
                                                 ==============================================================

  Ratio of expenses to average net assets           1.11%      1.19%      1.09%      1.03%      1.06%      1.02%
                                                 ==============================================================

  Ratio of net investment income to average
   net assets                                       3.48%      3.49%      4.30%      4.89%      5.05%      5.05%
                                                 ==============================================================

  Portfolio Turnover Rate                          12.77%    156.83%    186.48%     53.81%     68.55%     60.65%
                                                 ==============================================================

(i) Unaudited. Ratios have been annualized; total investment return has not been annualized.

                     See Notes to Financial Statements.

CASTLE CONVERTIBLE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1-Summary of Significant Accounting
 Policies:

      Castle Convertible Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as a diversified, closed-end management investment company. The Fund's investment adviser is Fred Alger Management, Inc. (the "Adviser").

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(a) Investment Valuation-Investments in securities are valued at 4:00 p.m. Eastern time. Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Directors. Short-term investments are valued at amortized cost which approximates market value.

(b) Securities Transactions and Investment Income-Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of the first-in, first-out method. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

      Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(c) Dividends to Shareholders-Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Dividends from net investment income are declared and paid quarterly. Distributions from net realized gains are declared and paid annually after the end of the fiscal year in which earned.

      The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from, or in excess of net investment income, net realized gain on investment transactions or paid-in capital, depending on the type of book/tax differences that may exist.

      At October 31, 2003, the Fund reclassified $488,723 to undistributed net investment income (accumulated loss) and $205,583 from undistributed net realized gain (accumulated loss) to paid-in capital. Reclassifications result primarily from the difference in tax treatment of certain debt instruments. The reclassification had no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

(d) Federal Income Taxes-It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including net realized capital gains, to its shareholders. Therefore, no federal income tax provision is required. At October 31, 2003, the net capital loss carryforward of the Fund which may be used to offset future net realized gains was approximately $3,678,369, and expires in 2009 and 2011.

(e) Indemnification-The Fund enters into contracts that contain a variety of indemnification provisions. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss related to these arrangements.

(f) Other-These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 2-Investment Advisory Fees and Other
 Transactions with Affiliates:

(a) Investment Advisory Fees-Fees incurred by the Fund, pursuant to the provisions of an Investment Advisory Contract (the "Contract") with the Adviser, are payable monthly and computed at an annual rate of .75% based on the Fund's average weekly net asset value.

      The Contract further provides that if in any fiscal year the aggregate expenses of the Fund (excluding interest, brokerage commissions, taxes and extraordinary expenses) should exceed 1.5% of the first $30 million of average net assets and 1.0% of the average net assets of the Fund over $30 million, the Adviser will reimburse the Fund for such excess expenses. For the six months ended April 30, 2004, no reimbursement was required pursuant to the Contract. For the six months ended April 30, 2004, the total investment advisory fee charged to the Fund amounted to $211,176, and the Adviser received $9,000 for bookkeeping services supplied to the Fund at cost.

(b) Transfer Agent Fees-Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of the Adviser, serves as transfer agent for the Fund. During the six months ended April 30, 2004, the Fund incurred fees of approximately $2,500 for services provided by Alger Services and reimbursed Alger Services approximately $1,200 for transfer agent related expenses paid by Alger Services on behalf of the Fund.

(c) Directors' Fees-Certain directors and officers of the Fund are directors and officers of the Adviser and Alger Services. The Fund pays each director who is not affiliated with the Adviser or its affiliates an annual fee of $8,000, payable quarterly, which is reduced proportionately by any meetings not attended during the quarter.

(d) Other Transactions With Affiliates-At April 30, 2004, the Adviser and its affiliates owned 451,659 shares of the Fund.

NOTE 3-Securities Transactions:

      During the six months ended April 30, 2004, purchases and sales of investment securities, excluding short-term securities, aggregated $6,984,467 and $7,712,421, respectively.

NOTE 4-Components of Net Assets:

      At April 30, 2004, the Fund's net assets consisted of:

Paid-in capital                                                $53,735,071
Undistributed net investment income                                520,091
Undistributed net realized gain
 (accumulated loss)                                             (2,542,154)
Net unrealized appreciation                                      5,340,122
                                                               -----------
NET ASSETS                                                     $57,053,130
                                                               ===========

NOTE 5-Distributions to Shareholders:

      Distributions paid from ordinary income during the six months ended April 30, 2004 and the year ended October 31, 2003 were $1,431,042 and $1,945,322, respectively.

      As of October 31, 2003 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                  $   837,229
Undistributed long-term gain                                             -
Capital loss carrryforward                                       3,678,369
Unrealized appreciation
 (depreciation)                                                 (4,150,833)

      The difference between book basis and tax-basis undistributed long-term gain is attributable primarily to the tax deferral of losses on wash sales.

NOTE 6-Regulatory Matters:

      The Office of the New York Attorney General, the Attorney General of West Virginia, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, and the United States Securities and Exchange Commission ("SEC") have contacted the Adviser in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. The Adviser does not believe that the foregoing investigations, or the outcome of certain related class actions and derivative suits that have been brought against the Adviser and other defendants primarily as a result of an October 2003 SEC civil proceeding against a former vice chairman of the Adviser's immediate parent, will ma-terially affect its ability to perform its management contracts with any of the funds that it manages.

Castle Convertible Fund, Inc.

Investment Adviser
Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

Transfer Agent and Dividend Disbursing Agent
Alger Shareholder Services, Inc.
30 Montgomery Street, Box 2001
Jersey City, N.J. 07302-9811

Results of Annual Meeting of Shareholders
The annual meeting of the shareholders of the Fund was held on December 11, 2003. The following matters were submitted to a shareholder vote and approved:
(i) the election or reelection of the following directors of the Fund: Fred
M. Alger III, Hilary M. Alger, Charles F. Baird, Jr., Roger P. Cheever, Dan
C. Chung, Lester L. Colbert, Jr., Stephen E. O'Neil and Nathan E. Saint-Amand. Each of the candidates elected or reelected received at least 1,968,769 affirmative votes and no more than 54,879 votes were withheld for any candidate. There were 23,122 abstentions.
(ii) The ratification of the selection of Ernst & Young LLP as the Fund's independent public accountants for the fiscal year ending October 31, 2004:
For-2,026,984; Against-21,697; Abstain-16,658

This report was prepared for distribution to shareholders and to others who may be interested in current information concerning the Fund. It was not prepared for use, nor is it circulated in connection with any offer to sell, or solicitation of any offer to buy, any securities.

Proxy Voting Policies
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling (800) 992-3863.



Castle Convertible Fund, Inc.


                             Semi-Annual Report
                               April 30, 2004
                                 Unaudited)

ITEM 2. CODE OF ETHICS.
(a) Not applicable

(b) Not applicable

(c) Not applicable

(d) Not applicable

(e) Not applicable

(f) Not applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS
Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.
Not applicable

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
At a meeting of the Board of Trustees held May 11, 2004, the Board adopted a policy that it shall decline to consider candidates recommended by shareholders to fill a vacancy or a likely vacancy on the Board. The Board believes that the independent Trustees are in the best position to screen and select qualified candidates for Board membership who will provide the experience, perspective, skills and other attributes necessary to effectively advance the interests of registrant's shareholders. Prior to May 11, 2004, the Board did not have a formal policy with respect to consideration of shareholder nominees for the Board. In screening and selecting qualified candidates for Board membership, the independent Trustees may consider candidates recommended by Fred Alger Management, Inc., and may retain an executive search firm and/or outside legal, financial or other external counsel that they deem necessary or desirable to assist in the nominating and/or screening process.

ITEM 10. CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal half-year that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Castle Convertible Fund, Inc.

By:   /s/Dan C. Chung
      Dan C. Chung
      President
Date: June 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/Dan C. Chung
      Dan C. Chung
      President
Date: June 30, 2004

By:   /s/Frederick A. Blum
      Frederick A. Blum
      Treasurer
Date: June 30, 2004